UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21162
                                   811-09739

Name of Fund: Merrill Lynch Core Principal Protected Fund of Merrill Lynch
              Principal Protected Trust Master Large Cap Core Portfolio of Master Large Cap Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/06

Date of reporting period: 11/01/05 - 04/30/06

Item 1 - Report to Stockholders

Semi-Annual Report
April 30, 2006

Merrill Lynch Core Principal
Protected Fund

Of Merrill Lynch Principal Protected Trust

Merrill Lynch Core Principal Protected Fund

Announcement to Shareholders

On February 15, 2006, BlackRock, Inc. ("BlackRock") and Merrill Lynch & Co., Inc. ("Merrill Lynch") entered into an agreement to contribute Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. and certain affiliates (including Fund Asset Management, L.P. and Merrill Lynch Investment Managers International Limited), to BlackRock to create a new independent company that will be one of the world's largest asset management firms with over $1 trillion in assets under management (based on combined assets under management as of March 31, 2006). The transaction is expected to close in the third quarter of 2006, at which time the new company will operate under the BlackRock name. The Fund's/Trust's Boards of Trustees have approved a new investment advisory agreement with BlackRock Advisors, Inc. or its successor ("BlackRock Advisors") on substantially the same terms and for the same advisory fee as the current investment advisory agreement with the Investment Adviser. If the new agreement is approved by the Fund's/Trust's shareholders, BlackRock Advisors is expected to become the Fund's/Trust's investment adviser upon the closing of the transaction between Merrill Lynch and BlackRock.

Officers and Trustees of the Trust

Robert C. Doll, Jr., President, Trustee and Portfolio Manager
David O. Beim, Trustee
James T. Flynn, Trustee
W. Carl Kester, Trustee
Karen P. Robards, Trustee
Donald C. Burke, Vice President and Treasurer
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


2       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2006

A Letter From the President

Dear Shareholder

You may be aware that changes are on the horizon at Merrill Lynch Investment Managers ("MLIM"). On February 15, 2006, Merrill Lynch announced plans to combine the firm's investment advisory business, including MLIM, with another highly regarded investment manager -- BlackRock, Inc. ("BlackRock").

We believe this merger of asset management strength will benefit our investors. MLIM is a leading investment management organization with over $576 billion in assets under management globally and 2,757 employees in 17 countries. It offers over 100 investment strategies in vehicles ranging from mutual funds to institutional portfolios. BlackRock is one of the largest publicly traded investment management firms in the United States with $463.1 billion in assets under management and 1,839 employees. It manages assets on behalf of institutional and individual investors worldwide through a variety of equity, fixed income, liquidity and alternative investment products.

At the completion of the transaction, which is expected in the third quarter of this year, the resultant firm will be a top-10 investment manager worldwide with over $1 trillion in assets under management.* The combined company will provide a wider selection of high-quality investment solutions across a range of asset classes and investment styles. MLIM and BlackRock possess complementary capabilities that together create a well-rounded organization uniting some of the finest money managers in the industry. At the same time, the firms share similar values and beliefs -- they are focused on delivering excellence on behalf of clients, and both make investment performance their single most important mission. In short, the merger only reinforces our commitment to shareholders.

Most of MLIM's investment products -- including mutual funds, separately managed accounts, annuities and variable insurance funds -- eventually will carry the "BlackRock" name. As a shareholder in one or more MLIM-advised mutual funds, you will receive a proxy package in the coming weeks in connection with this transaction. After you receive this information, should you have any questions or concerns, do not hesitate to contact your financial advisor.

As always, we thank you for entrusting us with your investment assets, and we look forward to continuing to serve your investment needs with even greater strength and scale as the new BlackRock.

                                          Sincerely,


                                          /s/ Robert C. Doll, Jr.

                                          Robert C. Doll, Jr.
                                          President and Chief Investment Officer
                                          Merrill Lynch Investment Managers

*     $1.039 trillion in assets under management as of March 31, 2006.

      Data, including assets under management, are as of March 31, 2006.


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2006         3

A Discussion With Your Fund's Portfolio Manager

      The Fund met its objective of preserving investor principal while also outperforming the Russell 1000 Index and the Lipper Mixed-Asset Target Allocation Growth Funds average for the period.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended April 30, 2006, Merrill Lynch Core Principal Protected Fund's Class A, Class B, Class C and Class I Shares had total returns of +13.63%, +13.18%, +13.20% and +13.77%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.) The Fund outperformed its all-equity benchmark, the Russell 1000 Index, which posted a total return of +9.92% for the same period. The Fund also has the ability to incorporate a fixed income component, although it maintained a 100% equity allocation throughout the semi-annual reporting period. Notably, the Fund's six-month results far exceeded the +8.33% average return of the Lipper Mixed-Asset Target Allocation Growth Funds category. (By portfolio practice, funds in this Lipper category maintain a mix of 60% - 80% equity securities, with the remainder invested in bonds, cash, and cash equivalents.)

The Fund is invested primarily in a diversified portfolio of large cap companies selected from securities found in the Russell 1000 Index. Favorable stock selection contributed positively to returns in most sectors, including industrials (particularly machinery), information technology (semiconductors) and materials (metals & mining). At the individual stock level, the largest positive contributors to performance were NuCor Corp., Western Digital Corp., Nvidia Corp., Circuit City Stores, Inc. and CSX Corp. The largest detractors were McAfee, Inc., Pioneer Natural Resources Co., Caremark Rx, Inc., Amgen and Mercury Interactive Corp.

Because the Fund invests in large-capitalization stocks that represent a significant part of the U.S. stock market, its portfolio was influenced by the same economic and market events that affected the broader stock market during the past six months. Major U.S. equity indexes rebounded from losses at the beginning of the reporting period to achieve impressive gains by April. Solid economic growth has supported job creation and strong corporate earnings growth. Merger and acquisition activity also has been robust during the past several months. The Federal Reserve Board (the Fed), now with new chairman Dr. Ben Bernanke, has continued to remove economic stimulus by advancing the monetary tightening campaign begun in June 2004. Through period-end, the Fed had raised the federal funds target rate in 15 consecutive moves of 25 basis points (.25%) each. A 16th move on May 10 brought the target short-term interest rate to 5%. Despite the Fed's persistence, inflation and escalating energy prices remained a concern among investors, as the price of crude oil reached record levels above $70 per barrel in April. In the meantime, the U.S. dollar hit a one-year low versus the euro and the housing market started to show some signs of weakness. Of final note, small cap stocks outperformed large caps during the six-month period, as reflected in the +18.91% return of the small cap Russell 2000 Index.

What changes were made to the portfolio during the period?

The Fund seeks long-term capital growth while protecting the principal value of investor shares. This is accomplished through investments in a core equity component for growth and a fixed income component for an element of protection. A mathematical formula is used to determine the allocation between these two components. During this particular period, the portfolio remained fully invested in equities, which proved to be a positive as fixed income investments, as measured by the Lehman Brothers Aggregate Bond Index, returned just +0.56%.

Overall, in managing the equity portfolio, we continued to identify companies with favorable characteristics and earnings developments, selling at attractive relative valuations. As a result of our bottom-up stock-selection process, we increased the Fund's positions in industrials, financials and telecommunication services, while reducing exposure to health care, utilities and consumer discretionary.

The largest purchases during the period included Cisco Systems, Inc., Valero Energy Corp., Cardinal Health, Inc., JPMorgan Chase & Co. and Pioneer Natural Resources Co. The largest sales included Amgen, Intel Corp., UnitedHealth Group, Inc., Burlington Resources, Inc. and EOG Resources. These transactions reflected our ongoing refinement of the portfolio, as we continue to look for stocks that best meet our investment criteria while pruning those that have deteriorated versus our original assessment.


4       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2006

How would you characterize the Portfolio's position at the close of the period?

As of April 30, 2006, the portfolio's assets were invested 100% in equities and 0% in fixed income securities. The Fund's largest overweights relative to the Russell 1000 Index were in the energy, information technology, health care and industrials sectors. The largest underweights were in financials, which tend to underperform in periods of rising interest rates, consumer staples, utilities, consumer discretionary and telecommunication services.

We believe the Fed is preparing the markets for the end of its monetary tightening cycle. It is very possible that the Fed will complete its interest rate-hiking action in the second quarter, but certainly will go out of its way to tell the markets that a pause does not necessarily mean an end. We have been and remain optimistic in our longer-term outlook for the economy and the markets, driven by our view that long-term inflation is likely to stay reasonably low. However, it's not surprising that investors are somewhat concerned about inflation given rising commodity prices, low unemployment and fairly broad-based global economic expansion. We would argue that economic growth in most of the world, with the notable exception of the United States, has been driven by supply-side expansion. Overall, core inflation remains low and we've seen reasonably solid economic readings. The weaker dollar is providing support for company earnings, but given the policy backdrop and higher bond yields, the near-term risks remain. As the economy shifts, equity investors should expect some bumps along the way. Against this backdrop, diversification and astute security selection remain important drivers of investment success.

Robert C. Doll, Jr.
President, Trustee and Portfolio Manager

May 15, 2006


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2006         5

Performance Data

About Fund Performance

Investors are able to purchase shares of the Fund through multiple pricing alternatives, although the Fund is not currently offering its shares for sale.

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and an account maintenance fee of 0.25% per year (but no distribution fee).

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Class B Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

o Class C Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Effective December 28, 2005, Class I Shares are no longer subject to any front-end sales charge. Class I Shares bear no ongoing distribution or account maintenance fees and are available only to eligible investors. Had the sales charge been included, the Fund's Class I Shares' performance would have been lower.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. The Fund's Investment Adviser waived a portion of the Fund's expenses. Without such waiver, the Fund's performance would have been lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                               6-Month              12-Month         Since Inception
As of April 30, 2006                                         Total Return         Total Return        Total Return
====================================================================================================================
ML Core Principal Protected Fund Class A Shares*                +13.63%              +23.05%             +49.52%
--------------------------------------------------------------------------------------------------------------------
ML Core Principal Protected Fund Class B Shares*                +13.18               +22.09              +45.96
--------------------------------------------------------------------------------------------------------------------
ML Core Principal Protected Fund Class C Shares*                +13.20               +22.09              +46.01
--------------------------------------------------------------------------------------------------------------------
ML Core Principal Protected Fund Class I Shares*                +13.77               +23.40              +50.76
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch U.S. Corporate Master Index**                     + 0.04               + 0.01              +12.39
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index***                         + 0.56               + 0.71              + 9.01
--------------------------------------------------------------------------------------------------------------------
Russell 1000(R) Index****                                       + 9.92               +16.71              +70.08
--------------------------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 2/28/03.
** This unmanaged Index is comprised of all investment grade corporate bonds, rated BBB or higher, of all maturities. Since inception total return is from 2/28/03.
*** This unmanaged market-weighted Index is comprised of U.S. government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, Freddie Mac or Fannie Mae and investment grade (rated BBB or better) corporate bonds with at least one year to maturity. Since inception total return is from 2/28/03.
**** This unmanaged broad-based Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Since inception total return is from 2/28/03.

      Russell 1000 and Russell 3000 are registered trademarks of the Frank Russell Company.


6       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2006

Performance Data (concluded)

Average Annual Total Return

                                              Return Without       Return With
                                               Sales Charge       Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 4/30/06                            +23.05%            +16.59%
--------------------------------------------------------------------------------
Inception (2/28/03)
through 4/30/06                                   +13.54             +11.63
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                  Return             Return
                                               Without CDSC        With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 4/30/06                            +22.09%            +18.09%
--------------------------------------------------------------------------------
Inception (2/28/03)
through 4/30/06                                   +12.68             +11.95
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

                                                  Return             Return
                                               Without CDSC        With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 4/30/06                            +22.09%            +21.09%
--------------------------------------------------------------------------------
Inception (2/28/03)
through 4/30/06                                   +12.70             +12.70
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

Class I Shares                                                       Return
================================================================================
One Year Ended 4/30/06                                               +23.40%
--------------------------------------------------------------------------------
Inception (2/28/03)
through 4/30/06                                                      +13.84
--------------------------------------------------------------------------------

Fund Information as of April 30, 2006

                                                                      Percent of
Asset Mix                                                      Total Investments
--------------------------------------------------------------------------------
Equity Mutual Fund ..........................................             100.0%
U.S. Government Agency Obligations ..........................               0.0
--------------------------------------------------------------------------------


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2006         7

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on November 1, 2005 and held through April 30, 2006) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                          Expenses Paid
                                                     Beginning            Ending        During the Period*
                                                   Account Value      Account Value      November 1, 2005
                                                  November 1, 2005    April 30, 2006     to April 30, 2006
==========================================================================================================
Actual
==========================================================================================================
Class A                                                $1,000            $1,136.30            $ 9.43
----------------------------------------------------------------------------------------------------------
Class B                                                $1,000            $1,131.80            $13.38
----------------------------------------------------------------------------------------------------------
Class C                                                $1,000            $1,132.00            $13.38
----------------------------------------------------------------------------------------------------------
Class I                                                $1,000            $1,137.70            $ 8.12
==========================================================================================================
Hypothetical (5% annual return before expenses)**
==========================================================================================================
Class A                                                $1,000            $1,015.67            $ 8.90
----------------------------------------------------------------------------------------------------------
Class B                                                $1,000            $1,011.95            $12.63
----------------------------------------------------------------------------------------------------------
Class C                                                $1,000            $1,011.95            $12.63
----------------------------------------------------------------------------------------------------------
Class I                                                $1,000            $1,016.90            $ 7.67
----------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.80% for Class A, 2.56% for Class B, 2.56% for Class C and 1.55% for Class I), multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period shown). Because the Fund invests significantly in a master portfolio, the expense table example reflects the expenses of both the fund and the master portfolio in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


8       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2006

Statement of Assets and Liabilities  Merrill Lynch Core Principal Protected Fund

As of April 30, 2006
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
      Investment in Master Large Cap Core Portfolio (the "Portfolio"), at value
       (identified cost--$157,252,293*) ...................................................                           $ 204,897,988
      Prepaid registration fees ...........................................................                                   6,190
                                                                                                                      -------------
      Total assets ........................................................................                             204,904,178
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
      Payables:
         Distributor ......................................................................        $     150,371
         Financial warranty fee ...........................................................               99,857
         Advisory fee .....................................................................               45,556
         Other affiliates .................................................................               37,509            333,293
                                                                                                   -------------
      Accrued expenses ....................................................................                                  21,456
                                                                                                                      -------------
      Total liabilities ...................................................................                                 354,749
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
      Net assets ..........................................................................                           $ 204,549,429
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
      Paid-in capital, unlimited shares of no par value authorized ........................                           $ 151,294,844
      Accumulated investment loss--net ....................................................        $  (1,498,669)
      Undistributed realized capital gains--net ...........................................            7,107,559
      Unrealized appreciation--net ........................................................           47,645,695
                                                                                                   -------------
      Total accumulated earnings--net .....................................................                              53,254,585
                                                                                                                      -------------
      Net Assets ..........................................................................                           $ 204,549,429
                                                                                                                      =============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
      Class A--Based on net assets of $7,335,260 and 592,434 shares of beneficial
       interest outstanding ...............................................................                           $       12.38
                                                                                                                      =============
      Class B--Based on net assets of $120,807,150 and 9,827,323 shares of
       beneficial interest outstanding ....................................................                           $       12.29
                                                                                                                      =============
      Class C--Based on net assets of $70,051,350 and 5,687,057 shares of
       beneficial interest outstanding ....................................................                           $       12.32
                                                                                                                      =============
      Class I--Based on net assets of $6,355,669 and 513,047 shares of beneficial
       interest outstanding ...............................................................                           $       12.39
                                                                                                                      =============

* The cost and unrealized appreciation of investments as of April 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost ................................               $157,252,293
                                                                    ============
      Gross unrealized appreciation .................               $ 47,645,695
      Gross unrealized depreciation .................                         --
                                                                    ------------
      Net unrealized appreciation ...................               $ 47,645,695
                                                                    ============

      See Notes to Financial Statements.


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2006         9

Statement of Operations              Merrill Lynch Core Principal Protected Fund

For the Six Months Ended April 30, 2006
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income allocated from the Portfolio:
         Dividends ........................................................................                           $   1,036,918
         Interest from affiliates .........................................................                                  11,014
         Securities lending--net ..........................................................                                  10,400
         Expenses .........................................................................                                (508,462)
                                                                                                                      -------------
      Total income ........................................................................                                 549,870
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
      Investment advisory fees ............................................................        $     766,573
      Financial warranty fees .............................................................              638,811
      Account maintenance and distribution fees--Class B ..................................              603,703
      Account maintenance and distribution fees--Class C ..................................              346,918
      Transfer agent fees--Class B ........................................................               41,415
      Accounting services .................................................................               27,881
      Printing and shareholder reports ....................................................               27,263
      Transfer agent fees--Class C ........................................................               24,457
      Professional fees ...................................................................               13,162
      Trustees' fees and expenses .........................................................               11,677
      Account maintenance fees--Class A ...................................................                9,488
      Custodian fees ......................................................................                2,340
      Transfer agent fees--Class A ........................................................                2,231
      Transfer agent fees--Class I ........................................................                1,969
      Pricing fees ........................................................................                  449
      Other ...............................................................................                7,394
                                                                                                   -------------
      Total expenses before waiver ........................................................            2,525,731
      Waiver of expenses ..................................................................             (477,192)
                                                                                                   -------------
      Total expenses after waiver .........................................................                               2,048,539
                                                                                                                      -------------
      Investment loss--net ................................................................                              (1,498,669)
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain--Net
-----------------------------------------------------------------------------------------------------------------------------------
      Realized gain on allocations from the Portfolio--net ................................                               7,107,587
      Change in unrealized appreciation on allocations from the Portfolio--net ............                              20,292,957
                                                                                                                      -------------
      Total realized and unrealized gain--net .............................................                              27,400,544
                                                                                                                      -------------
      Net Increase in Net Assets Resulting from Operations ................................                           $  25,901,875
                                                                                                                      =============

      See Notes to Financial Statements.


10      MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2006

Statements of Changes in Net Assets  Merrill Lynch Core Principal Protected Fund

                                                                                                    For the Six          For the
                                                                                                    Months Ended        Year Ended
                                                                                                      April 30,         October 31,
Increase (Decrease) in Net Assets:                                                                      2006               2005
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
      Investment loss--net ................................................................        $  (1,498,669)     $  (2,192,994)
      Realized gain--net ..................................................................            7,107,587         16,634,852
      Change in unrealized appreciation--net ..............................................           20,292,957          9,039,933
                                                                                                   --------------------------------
      Net increase in net assets resulting from operations ................................           25,901,875         23,481,791
                                                                                                   --------------------------------
===================================================================================================================================
Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
      Realized gain:
       Class A ............................................................................             (501,048)          (984,088)
       Class B ............................................................................           (7,011,819)       (11,314,489)
       Class C ............................................................................           (3,979,145)        (6,752,309)
       Class I ............................................................................             (477,242)          (940,591)
                                                                                                   --------------------------------
      Net decrease from distributions to shareholders .....................................          (11,969,254)       (19,991,477)
                                                                                                   --------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
      Net decrease in net assets derived from beneficial interest transactions ............          (12,468,396)       (34,244,888)
                                                                                                   --------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets .............................................            1,464,225        (30,754,574)
      Beginning of period .................................................................          203,085,204        233,839,778
                                                                                                   --------------------------------
      End of period* ......................................................................        $ 204,549,429      $ 203,085,204
                                                                                                   ================================
         * Accumulated investment loss--net ...............................................        $  (1,498,669)                --
                                                                                                   ================================

      See Notes to Financial Statements.


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2006        11

Financial Highlights                 Merrill Lynch Core Principal Protected Fund

                                                                                             Class A
                                                                 -----------------------------------------------------------------
                                                                                                                    For the Period
                                                                 For the Six            For the Year Ended           February 28,
                                                                 Months Ended               October 31,                2003+ to
The following per share data and ratios have been derived         April 30,         --------------------------        October 31,
from information provided in the financial statements.               2006              2005             2004             2003
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
      Net asset value, beginning of period ...................    $   11.63         $   11.44        $   11.32        $   10.00
                                                                  ----------------------------------------------------------------
      Investment income (loss)--net ..........................         (.05)@@           (.03)@@           .01              .01
      Realized and unrealized gain--net ......................         1.58              1.31              .44             1.31
                                                                  ----------------------------------------------------------------
      Total from investment operations .......................         1.53              1.28              .45             1.32
                                                                  ----------------------------------------------------------------
      Less distributions from realized gain--net .............         (.78)            (1.09)            (.33)              --
                                                                  ----------------------------------------------------------------
      Net asset value, end of period .........................    $   12.38         $   11.63        $   11.44        $   11.32
                                                                  ================================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
      Based on net asset value per share .....................        13.63%@           11.62%            4.14%           13.20%@
                                                                  ================================================================
==================================================================================================================================
Ratios to Average Net Assets++
----------------------------------------------------------------------------------------------------------------------------------
      Expenses, net of waiver ................................         1.80%*            1.83%            1.83%            2.00%*
                                                                  ================================================================
      Expenses ...............................................         2.27%*            2.25%            2.16%            2.26%*
                                                                  ================================================================
      Investment income (loss)--net ..........................         (.76%)*           (.26%)            .13%             .10%*
                                                                  ================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period (in thousands) ...............    $   7,335         $   7,932        $  11,534        $  18,674
                                                                  ================================================================
      Portfolio turnover of the Fund .........................          0.0%           186.21%          167.08%          175.43%
                                                                  ================================================================
      Portfolio turnover of the Portfolio ....................        38.13%            93.95%          135.48%          138.73%
                                                                  ================================================================

*     Annualized.
**    Total investment returns exclude the effect of sales charges.
+     Commencement of operations.
++ Includes the Fund's share of the Portfolio's allocated expenses and/or investment income--net.
@     Aggregate total investment return.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.


12      MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2006

Financial Highlights (continued)     Merrill Lynch Core Principal Protected Fund

                                                                                             Class B
                                                                 -----------------------------------------------------------------
                                                                                                                    For the Period
                                                                 For the Six            For the Year Ended           February 28,
                                                                 Months Ended               October 31,                2003+ to
The following per share data and ratios have been derived         April 30,         --------------------------        October 31,
from information provided in the financial statements.               2006              2005             2004             2003
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
      Net asset value, beginning of period....................    $   11.51         $   11.33        $   11.26        $   10.00
                                                                  ----------------------------------------------------------------
      Investment loss--net ...................................         (.09)@@           (.12)@@          (.07)            (.05)
      Realized and unrealized gain--net ......................         1.56              1.30              .44             1.31
                                                                  ----------------------------------------------------------------
      Total from investment operations .......................         1.47              1.18              .37             1.26
                                                                  ----------------------------------------------------------------
      Less distributions from realized gain--net .............         (.69)            (1.00)            (.30)              --
                                                                  ----------------------------------------------------------------
      Net asset value, end of period .........................    $   12.29         $   11.51        $   11.33        $   11.26
                                                                  ================================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
      Based on net asset value per share .....................        13.18%@           10.81%            3.36%           12.60%@
                                                                  ================================================================
==================================================================================================================================
Ratios to Average Net Assets++
----------------------------------------------------------------------------------------------------------------------------------
      Expenses, net of waiver ................................         2.56%*            2.59%            2.58%            2.76%*
                                                                  ================================================================
      Expenses ...............................................         3.03%*            3.01%            2.91%            3.03%*
                                                                  ================================================================
      Investment loss--net ...................................        (1.53%)*          (1.07%)           (.59%)           (.68%)*
                                                                  ================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period (in thousands) ...............    $ 120,807         $ 118,858        $ 130,014        $ 145,568
                                                                  ================================================================
      Portfolio turnover of the Fund .........................          0.0%           186.21%          167.08%          175.43%
                                                                  ================================================================
      Portfolio turnover of the Portfolio ....................        38.13%            93.95%          135.48%          138.73%
                                                                  ================================================================

*     Annualized.
**    Total investment returns exclude the effect of sales charges.
+     Commencement of operations.
++ Includes the Fund's share of the Portfolio's allocated expenses and/or investment income--net.
@     Aggregate total investment return.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2006        13

Financial Highlights (continued)     Merrill Lynch Core Principal Protected Fund

                                                                                             Class C
                                                                 -----------------------------------------------------------------
                                                                                                                    For the Period
                                                                 For the Six            For the Year Ended           February 28,
                                                                 Months Ended               October 31,                2003+ to
The following per share data and ratios have been derived         April 30,         --------------------------        October 31,
from information provided in the financial statements.               2006              2005             2004             2003
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
      Net asset value, beginning of period ...................    $   11.53         $   11.33        $   11.26        $   10.00
                                                                  ----------------------------------------------------------------
      Investment loss--net ...................................         (.09)@@           (.12)@@          (.07)            (.05)
      Realized and unrealized gain--net ......................         1.57              1.30              .44             1.31
                                                                  ----------------------------------------------------------------
      Total from investment operations .......................         1.48              1.18              .37             1.26
                                                                  ----------------------------------------------------------------
      Less distributions from realized gain--net .............         (.69)             (.98)            (.30)              --
                                                                  ----------------------------------------------------------------
      Net asset value, end of period .........................    $   12.32         $   11.53        $   11.33        $   11.26
                                                                  ================================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
      Based on net asset value per share .....................        13.20%@           10.83%            3.37%           12.60%@
                                                                  ================================================================
==================================================================================================================================
Ratios to Average Net Assets++
----------------------------------------------------------------------------------------------------------------------------------
      Expenses, net of waiver ................................         2.56%*            2.59%            2.59%            2.76%*
                                                                  ================================================================
      Expenses ...............................................         3.03%*            3.01%            2.91%            3.03%*
                                                                  ================================================================
      Investment loss--net ...................................        (1.53%)*          (1.05%)           (.61%)           (.68%)*
                                                                  ================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period (in thousands) ...............    $  70,051         $  69,261        $  82,398        $ 108,700
                                                                  ================================================================
      Portfolio turnover of the Fund .........................          0.0%           186.21%          167.08%          175.43%
                                                                  ================================================================
      Portfolio turnover of the Portfolio ....................        38.13%            93.95%          135.48%          138.73%
                                                                  ================================================================

*     Annualized.
**    Total investment returns exclude the effect of sales charges.
+     Commencement of operations.
++ Includes the Fund's share of the Portfolio's allocated expenses and/or investment income--net.
@     Aggregate total investment return.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.


14      MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2006

Financial Highlights (concluded)     Merrill Lynch Core Principal Protected Fund

                                                                                             Class I
                                                                 -----------------------------------------------------------------
                                                                                                                    For the Period
                                                                 For the Six            For the Year Ended           February 28,
                                                                 Months Ended               October 31,                2003+ to
The following per share data and ratios have been derived         April 30,         --------------------------        October 31,
from information provided in the financial statements.               2006              2005             2004             2003
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
      Net asset value, beginning of period ...................    $   11.66         $   11.48        $   11.34        $   10.00
                                                                  ----------------------------------------------------------------
      Investment income (loss)--net ..........................         (.03)@@             --***@@         .04              .03
      Realized and unrealized gain--net ......................         1.58              1.31              .45             1.31
                                                                  ----------------------------------------------------------------
      Total from investment operations .......................         1.55              1.31              .49             1.34
                                                                  ----------------------------------------------------------------
      Less distributions from realized gain--net .............         (.82)            (1.13)            (.35)              --
                                                                  ----------------------------------------------------------------
      Net asset value, end of period .........................    $   12.39         $   11.66        $   11.48        $   11.34
                                                                  ================================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
      Based on net asset value per share .....................        13.77%@           11.88%            4.44%           13.40%@
                                                                  ================================================================
==================================================================================================================================
Ratios to Average Net Assets++
----------------------------------------------------------------------------------------------------------------------------------
      Expenses, net of waiver ................................         1.55%*            1.58%            1.58%            1.75%*
                                                                  ================================================================
      Expenses ...............................................         2.02%*            2.00%            1.91%            2.01%*
                                                                  ================================================================
      Investment income (loss)--net ..........................         (.51%)*           (.01%)            .39%             .35%*
                                                                  ================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period (in thousands) ...............    $   6,356         $   7,034        $   9,893        $  14,290
                                                                  ================================================================
      Portfolio turnover of the Fund .........................          0.0%           186.21%          167.08%          175.43%
                                                                  ================================================================
      Portfolio turnover of the Portfolio ....................        38.13%            93.95%          135.48%          138.73%
                                                                  ================================================================

*     Annualized.
** Total investment returns exclude the effect of sales charges. Effective December 28, 2005, Class I Shares are no longer subject to any front-end sales charge.
***   Amount is less than $(.01) per share.
+     Commencement of operations.
++ Includes the Fund's share of the Portfolio's allocated expenses and/or investment income--net.
@     Aggregate total investment return.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2006        15

Notes to Financial Statements        Merrill Lynch Core Principal Protected Fund

1. Significant Accounting Policies:

Merrill Lynch Core Principal Protected Fund (the "Fund") is a series of Merrill Lynch Principal Protected Trust (the "Trust"). Under the Investment Company Act of 1940, as amended, the Fund is diversified and the Trust is registered as an open-end management investment company. The Fund invests all or a portion of its assets in the Master Large Cap Core Portfolio (the "Portfolio"), which is a series of Master Large Cap Series Trust. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at April 30, 2006 was 5.9%. The Fund offers multiple classes of shares. Shares of the Fund were offered during the initial offering period but will not be offered during the Guarantee Period from February 28, 2003 through February 28, 2010 (the "Guarantee Maturity Date"), except in connection with reinvestment of dividends and distributions. The Fund will be offered on a continuous basis after the Guarantee Maturity Date. Class A Shares are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. Effective December 28, 2005, Class I Shares are no longer subject to any front-end sales charge. Class I Shares are sold only to certain eligible investors. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B shareholders may vote on material changes to the Class A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investments in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1(a) of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

Debt securities are traded primarily in the over-the-counter ("OTC") markets and are valued at the last available bid price in the OTC market or on the basis of values obtained by a pricing service. Pricing services use valuation matrixes that incorporate both dealer-supplied valuations and valuation models. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general direction of the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Equity securities that are held by the Fund that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the OTC market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations. Valuation of other short-term investment vehicles is generally


16      MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2006

                                     Merrill Lynch Core Principal Protected Fund

based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, and protect its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Security transactions, investment income and expenses -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Investment transactions in the Portfolio are accounted for on a trade date basis. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities. The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(e) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2006        17

                                     Merrill Lynch Core Principal Protected Fund

(f) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

2. Investment Advisory Agreements and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of .75% of the Fund's average daily net assets. FAM has contractually agreed to waive its management fee by the amount of management fees the Fund pays FAM indirectly through its investment in the Portfolio. For the six months ended April 30, 2006, FAM earned fees of $766,573, of which $477,192 was waived. In addition, FAM has entered into a contractual arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding distribution and/or account maintenance fees) will not exceed 1.99%. This arrangement has a one-year term and is renewable.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Account         Distribution
                                                Maintenance Fee         Fee
--------------------------------------------------------------------------------
Class A ................................             .25%               --
Class B ................................             .25%              .75%
Class C ................................             .25%              .75%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended April 30, 2006, MLPF&S received contingent deferred sales charges of $166,833 relating to transactions in Class B Shares.

The Trust, on behalf of the Fund, and FAM have entered into a Financial Warranty Agreement with Ambac Assurance Corporation ("Ambac"). The Financial Warranty Agreement is intended to make sure that on the Guarantee Maturity Date, each shareholder of the Fund will be entitled to redeem his or her shares for an amount no less than the initial value of that shareholder's account (less expenses and sales charges not covered by the Financial Warranty Agreement), provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed (the "Guaranteed Amount"). The Fund will pay to Ambac, under the Financial Warranty Agreement, an annual fee equal to .625% of the Fund's average daily net assets during the Guarantee Period. If the value of the Fund's assets on the Guarantee Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Guaranteed Amount, Ambac will pay the Fund an amount sufficient to make sure that each shareholder's account can be redeemed for an amount equal to his or her Guaranteed Amount.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended April 30, 2006, the Fund reimbursed FAM $2,499 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, FAMD, FDS, PSI, and/or ML & Co.

In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including FAM, to the investment management business of BlackRock, Inc. The transaction is expected to close in the third quarter of 2006.

3. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions was $12,468,396 and $34,244,888 for the six months ended April 30, 2006 and the year ended October 31, 2005, respectively.


18      MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2006

Notes to Financial Statements (concluded)
                                     Merrill Lynch Core Principal Protected Fund

Transactions in beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended April 30, 2006                                Shares             Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ..........            37,791       $    438,385
Shares redeemed ..........................          (127,305)        (1,533,492)
                                                -------------------------------
Net decrease .............................           (89,514)      $ (1,095,107)
                                                ===============================

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended October 31, 2005                              Shares             Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ..........            80,389       $    891,509
Shares redeemed ..........................          (406,697)        (4,620,834)
                                                -------------------------------
Net decrease .............................          (326,308)      $ (3,729,325)
                                                ===============================

-------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended April 30, 2006                                Shares             Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ..........           561,268       $  6,482,644
Shares redeemed ..........................        (1,060,716)       (12,752,226)
                                                -------------------------------
Net decrease .............................          (499,448)      $ (6,269,582)
                                                ===============================

-------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended October 31, 2005                              Shares             Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ..........           959,658       $ 10,604,221
Shares redeemed ..........................        (2,106,262)       (23,728,752)
                                                -------------------------------
Net decrease .............................        (1,146,604)      $(13,124,531)
                                                ===============================

-------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended April 30, 2006                                Shares             Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ..........           320,589       $  3,712,419
Shares redeemed ..........................          (642,190)        (7,715,867)
                                                -------------------------------
Net decrease .............................          (321,601)      $ (4,003,448)
                                                ===============================

-------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended October 31, 2005                              Shares             Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ..........           579,383       $  6,407,980
Shares redeemed ..........................        (1,842,425)       (20,850,978)
                                                -------------------------------
Net decrease .............................        (1,263,042)      $(14,442,998)
                                                ===============================

-------------------------------------------------------------------------------
Class I Shares for the Six Months                                      Dollar
Ended April 30, 2006                                Shares             Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ..........            10,970       $    127,249
Shares redeemed ..........................          (101,260)        (1,227,508)
                                                -------------------------------
Net decrease .............................           (90,290)      $ (1,100,259)
                                                ===============================

-------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended October 31, 2005                              Shares             Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ..........            21,706       $    240,715
Shares redeemed ..........................          (280,520)        (3,188,749)
                                                -------------------------------
Net decrease .............................          (258,814)      $ (2,948,034)
                                                ===============================


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2006        19

Portfolio Information as of April 30, 2006       Master Large Cap Core Portfolio

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp. ....................................................    3.3%
Cisco Systems, Inc. ..................................................    1.9
General Electric Co. .................................................    1.8
Hewlett-Packard Co. ..................................................    1.7
ConocoPhillips .......................................................    1.6
Goldman Sachs Group, Inc. ............................................    1.5
Pfizer, Inc. .........................................................    1.5
Texas Instruments, Inc. ..............................................    1.4
Occidental Petroleum Corp. ...........................................    1.4
Lehman Brothers Holdings, Inc. .......................................    1.3
--------------------------------------------------------------------------------

                                                                      Percent of
Sector Representation                                          Total Investments
--------------------------------------------------------------------------------
Information Technology ...............................................   22.8%
Energy ...............................................................   15.2
Financials ...........................................................   13.1
Health Care ..........................................................   12.3
Industrials ..........................................................   10.6
Consumer Discretionary ...............................................    8.1
Consumer Staples .....................................................    2.3
Materials ............................................................    2.2
Utilities ............................................................    1.0
Other* ...............................................................   12.4
--------------------------------------------------------------------------------
*     Includes portfolio holdings in short-term investments.

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels ..........................................   17.3%
Health Care Providers & Services .....................................    8.8
Semiconductors & Semiconductor Equipment .............................    8.3
Capital Markets ......................................................    6.7
Software .............................................................    6.4
--------------------------------------------------------------------------------

      For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector or industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.


20      MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2006

Schedule of Investments                          Master Large Cap Core Portfolio

                                                               Shares
Sector   Industry         Common Stocks                          Held                Value
==============================================================================================
Consumer Discretionary--9.3%
         Auto Components--0.6%
         The Goodyear Tire & Rubber Co. (c)(d)              1,610,000           $   22,540,000
         -------------------------------------------------------------------------------------
         Automobiles--0.4%
         Harley-Davidson, Inc.                                240,000               12,201,600
         -------------------------------------------------------------------------------------
         Hotels, Restaurants & Leisure--1.9%
         Darden Restaurants, Inc.                             950,000               37,620,000
         Starbucks Corp. (c)                                  780,000               29,070,600
                                                                                --------------
                                                                                    66,690,600
         -------------------------------------------------------------------------------------
         Household Durables--0.9%
         Harman International Industries, Inc. (d)            340,000               29,916,600
         -------------------------------------------------------------------------------------
         Multiline Retail--2.1%
         JC Penney Co., Inc.                                  590,000               38,621,400
         Nordstrom, Inc.                                      940,000               36,030,200
                                                                                --------------
                                                                                    74,651,600
         -------------------------------------------------------------------------------------
         Specialty Retail--3.3%
         AutoNation, Inc. (c)                                 420,000                9,458,400
         Circuit City Stores, Inc.                          1,280,000               36,800,000
         Office Depot, Inc. (c)                               930,000               37,739,400
         Staples, Inc.                                      1,150,000               30,371,500
                                                                                --------------
                                                                                   114,369,300
         -------------------------------------------------------------------------------------
         Textiles, Apparel & Luxury Goods--0.1%
         Polo Ralph Lauren Corp.                               60,000                3,643,200
         -------------------------------------------------------------------------------------
         Total Consumer Discretionary                                              324,012,900
==============================================================================================
Consumer Staples--2.6%
         Food & Staples Retailing--0.8%
         The Kroger Co.                                     1,380,000               27,958,800
         -------------------------------------------------------------------------------------
         Food Products--1.2%
         Archer-Daniels-Midland Co.                         1,150,000               41,791,000
         -------------------------------------------------------------------------------------
         Household Products--0.5%
         Procter & Gamble Co.                                 280,000               16,298,800
         -------------------------------------------------------------------------------------
         Tobacco--0.1%
         Altria Group, Inc.                                    60,000                4,389,600
         -------------------------------------------------------------------------------------
         Total Consumer Staples                                                     90,438,200
==============================================================================================
Energy--17.3%
         Oil, Gas & Consumable Fuels--17.3%
         Amerada Hess Corp. (d)                               260,000               37,250,200
         Anadarko Petroleum Corp.                             410,000               42,976,200
         Apache Corp.                                         460,000               32,678,400
         Chevron Corp.                                         80,000                4,881,600
         ConocoPhillips                                       820,000               54,858,000
         Devon Energy Corp.                                   690,000               41,475,900
         Exxon Mobil Corp.                                  1,820,000              114,805,600
         Kerr-McGee Corp. (d)                                 310,000               30,956,600
         Marathon Oil Corp.                                   540,000               42,854,400
         Occidental Petroleum Corp.                           460,000               47,260,400
         Pioneer Natural Resources Co. (d)                    810,000               34,684,200
         Sunoco, Inc.                                         480,000               38,899,200
         Tesoro Corp.                                         520,000               36,358,400
         Valero Energy Corp.                                  710,000               45,965,400
         -------------------------------------------------------------------------------------
         Total Energy                                                              605,904,500
==============================================================================================
Financials--15.0%
         Capital Markets--6.7%
         The Bear Stearns Cos., Inc.                          280,000               39,902,800
         The Charles Schwab Corp.                           1,660,000               29,714,000
         Goldman Sachs Group, Inc.                            330,000               52,895,700
         Janus Capital Group, Inc.                          1,000,000               19,460,000
         Lehman Brothers Holdings, Inc. (d)                   310,000               46,856,500
         Morgan Stanley                                       680,000               43,724,000
                                                                                --------------
                                                                                   232,553,000
         -------------------------------------------------------------------------------------
         Commercial Banks--0.7%
         Bank of America Corp.                                520,000               25,958,400
         -------------------------------------------------------------------------------------
         Diversified Financial Services--2.3%
         Citigroup, Inc.                                      670,000               33,466,500
         JPMorgan Chase & Co.                               1,000,000               45,380,000
                                                                                --------------
                                                                                    78,846,500
         -------------------------------------------------------------------------------------
         Insurance--5.3%
         AON Corp. (d)                                        940,000               39,395,400
         American International Group, Inc.                   110,000                7,177,500
         MetLife, Inc. (d)                                    400,000               20,840,000
         Prudential Financial, Inc. (d)                       570,000               44,534,100
         The St. Paul Travelers Cos., Inc.                    810,000               35,664,300
         UnumProvident Corp. (d)                            1,240,000               25,184,400
         W.R. Berkley Corp.                                   337,500               12,629,250
                                                                                --------------
                                                                                   185,424,950
         -------------------------------------------------------------------------------------
         Total Financials                                                          522,782,850
==============================================================================================
Health Care--14.0%
         Biotechnology--0.9%
         Applera Corp.--Applied Biosystems Group              600,000               17,304,000
         Techne Corp. (c)                                     260,000               14,731,600
                                                                                --------------
                                                                                    32,035,600
         -------------------------------------------------------------------------------------
         Health Care Equipment & Supplies--1.8%
         Becton Dickinson & Co.                               430,000               27,107,200
         Dade Behring Holdings, Inc.                          570,000               22,230,000
         Varian Medical Systems, Inc. (c)                     250,000               13,095,000
                                                                                --------------
                                                                                    62,432,200
         -------------------------------------------------------------------------------------
         Health Care Providers & Services--8.8%
         Aetna, Inc.                                        1,100,000               42,350,000
         AmerisourceBergen Corp.                              810,000               34,951,500
         Cardinal Health, Inc.                                600,000               40,410,000
         Caremark Rx, Inc.                                    750,000               34,162,500
         Cigna Corp.                                          210,000               22,470,000
         Express Scripts, Inc. (c)(d)                         490,000               38,288,600
         Humana, Inc. (c)                                     560,000               25,300,800
         McKesson Corp.                                       720,000               34,984,800
         WellPoint, Inc. (c)                                  500,000               35,500,000
                                                                                --------------
                                                                                   308,418,200
         -------------------------------------------------------------------------------------
         Pharmaceuticals--2.5%
         Johnson & Johnson                                    240,000               14,066,400
         King Pharmaceuticals, Inc. (c)                     1,200,000               20,868,000
         Pfizer, Inc.                                       2,030,000               51,419,900
                                                                                --------------
                                                                                    86,354,300
         -------------------------------------------------------------------------------------
         Total Health Care                                                         489,240,300
==============================================================================================


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2006        21

Schedule of Investments (continued)              Master Large Cap Core Portfolio

                                                               Shares
Sector   Industry         Common Stocks                          Held                Value
==============================================================================================
Industrials--12.0%
         Aerospace & Defense--2.8%
         Lockheed Martin Corp.                                570,000           $   43,263,000
         Northrop Grumman Corp.                                20,000                1,338,000
         Precision Castparts Corp.                            350,000               22,043,000
         Raytheon Co.                                         730,000               32,317,100
                                                                                --------------
                                                                                    98,961,100
         -------------------------------------------------------------------------------------
         Airlines--1.1%
         AMR Corp. (c)(d)                                   1,480,000               36,467,200
         -------------------------------------------------------------------------------------
         Commercial Services & Supplies--1.8%
         Corporate Executive Board Co.                        200,000               21,426,000
         Waste Management, Inc.                             1,130,000               42,329,800
                                                                                --------------
                                                                                    63,755,800
         -------------------------------------------------------------------------------------
         Electrical Equipment--0.9%
         Rockwell Automation, Inc. (d)                        410,000               29,708,600
         -------------------------------------------------------------------------------------
         Industrial Conglomerates--1.8%
         General Electric Co.                               1,820,000               62,953,800
         -------------------------------------------------------------------------------------
         Machinery--1.7%
         Cummins, Inc. (d)                                    350,000               36,575,000
         Joy Global, Inc.                                     260,000               17,079,400
         Toro Co.                                             150,000                7,417,500
                                                                                --------------
                                                                                    61,071,900
         -------------------------------------------------------------------------------------
         Road & Rail--1.5%
         CSX Corp.                                            600,000               41,094,000
         Norfolk Southern Corp.                               220,000               11,880,000
                                                                                --------------
                                                                                    52,974,000
         -------------------------------------------------------------------------------------
         Trading Companies & Distributors--0.4%
         MSC Industrial Direct Co. Class A                    290,000               15,039,400
         -------------------------------------------------------------------------------------
         Total Industrials                                                         420,931,800
==============================================================================================
Information Technology--26.0%
         Communications Equipment--3.9%
         Cisco Systems, Inc. (c)                            3,160,000               66,202,000
         Motorola, Inc.                                     2,060,000               43,981,000
         Tellabs, Inc. (c)                                  1,640,000               25,994,000
                                                                                --------------
                                                                                   136,177,000
         -------------------------------------------------------------------------------------
         Computers & Peripherals--4.3%
         Dell, Inc. (c)                                     1,270,000               33,274,000
         Hewlett-Packard Co.                                1,860,000               60,394,200
         NCR Corp. (c)                                        650,000               25,610,000
         Western Digital Corp. (c)                          1,480,000               31,139,200
                                                                                --------------
                                                                                   150,417,400
         -------------------------------------------------------------------------------------
         IT Services--2.1%
         CheckFree Corp. (c)(d)                               530,000               28,551,100
         Computer Sciences Corp. (c)                          660,000               38,643,000
         Sabre Holdings Corp. Class A                         240,000                5,541,600
                                                                                --------------
                                                                                    72,735,700
         -------------------------------------------------------------------------------------
         Office Electronics--1.0%
         Xerox Corp. (c)                                    2,450,000               34,398,000
         -------------------------------------------------------------------------------------
         Semiconductors & Semiconductor Equipment--8.3%
         Advanced Micro Devices, Inc. (c)(d)                  980,000               31,703,000
         Broadcom Corp. Class A (c)                           390,000               16,032,900
         Intersil Corp. Class A                             1,130,000               33,459,300
         LSI Logic Corp. (c)                                3,100,000               33,015,000
         Lam Research Corp. (c)                               700,000               34,216,000
         Microchip Technology, Inc.                           580,000               21,610,800
         National Semiconductor Corp.                       1,060,000               31,778,800
         Nvidia Corp. (c)                                   1,350,000               39,447,000
         Texas Instruments, Inc.                            1,450,000               50,329,500
                                                                                --------------
                                                                                   291,592,300
         -------------------------------------------------------------------------------------
         Software--6.4%
         BEA Systems, Inc. (c)(d)                           2,650,000               35,112,500
         BMC Software, Inc. (c)                             1,100,000               23,694,000
         CA, Inc. (d)                                         620,000               15,723,200
         Citrix Systems, Inc. (c)                             890,000               35,528,800
         Compuware Corp. (c)                                1,110,000                8,524,800
         Intuit, Inc. (c)(d)                                  700,000               37,919,000
         Microsoft Corp.                                    1,190,000               28,738,500
         Red Hat, Inc. (c)(d)                               1,260,000               37,031,400
                                                                                --------------
                                                                                   222,272,200
         -------------------------------------------------------------------------------------
         Total Information Technology                                              907,592,600
==============================================================================================
Materials--2.5%
         Chemicals--0.0%
         Tronox, Inc. Class B                                       3                       59
         -------------------------------------------------------------------------------------
         Metals & Mining--2.5%
         Allegheny Technologies, Inc. (d)                     120,000                8,320,800
         Freeport-McMoRan Copper & Gold, Inc.
          Class B (d)                                         580,000               37,456,400
         Nucor Corp. (d)                                      370,000               40,263,400
                                                                                --------------
                                                                                    86,040,600
         -------------------------------------------------------------------------------------
         Total Materials                                                            86,040,659
==============================================================================================
Telecommunications Services--1.1%
         Diversified Telecommunications Services--1.1%
         Qwest Communications International Inc. (c)        5,710,000               38,314,100
         -------------------------------------------------------------------------------------
         Total Telecommunications Services                                          38,314,100
==============================================================================================
         Total Common Stocks
         (Cost--$2,842,363,751)--99.8%                                           3,485,257,909
==============================================================================================

                   Short-Term                              Beneficial
                   Securities                                Interest
==============================================================================================
         Merrill Lynch Liquidity Series, LLC
          Cash Sweep Series I, 4.75% (a)(e)              $  6,646,588                6,646,588
         Merrill Lynch Liquidity Series, LLC
          Money Market Series, 4.89% (a)(b)(e)            489,417,300              489,417,300
         -------------------------------------------------------------------------------------
         Total Short-Term Securities
         (Cost--$496,063,888)--14.2%                                               496,063,888
==============================================================================================
         Total Investments
         (Cost--$3,338,427,639*)--114.0%                                         3,981,321,797

         Liabilities in Excess of Other Assets--(14.0%)                           (489,156,982)
                                                                                --------------
         Net Assets--100.0%                                                     $3,492,164,815
                                                                                ==============


22      MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2006

Schedule of Investments (concluded)              Master Large Cap Core Portfolio

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost ...................................        $ 3,351,791,829
                                                                ===============
      Gross unrealized appreciation ....................        $   697,407,754
      Gross unrealized depreciation ....................            (67,877,786)
                                                                ---------------
      Net unrealized appreciation ......................        $   629,529,968
                                                                ===============

(a) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                       Net              Interest
      Affiliate                                      Activity            Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series I                        $  2,525,247         $166,970
      Merrill Lynch Liquidity Series, LLC
        Money Market Series                        $352,625,100         $158,874
      --------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Non-income producing security.
(d)   Security, or a portion of security, is on loan.
(e)   Represents the current yield as of 4/30/2006.
o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector or industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease. Sectors and industries are shown as a percent of net assets.

      See Notes to Financial Statements.


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2006        23

Statement of Assets and Liabilities              Master Large Cap Core Portfolio

As of April 30, 2006
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
      Investments in unaffiliated securities, at value*+ .........................                                  $ 3,485,257,909
      Investments in affiliated securities, at value** ...........................                                      496,063,888
      Cash .......................................................................                                            1,597
      Receivables:
         Securities sold .........................................................         $    35,232,150
         Contributions ...........................................................              11,999,269
         Dividends ...............................................................               1,810,700
         Securities lending ......................................................                  28,298               49,070,417
                                                                                           ---------------
      Prepaid expenses ...........................................................                                           42,280
                                                                                                                    ---------------
      Total assets ...............................................................                                    4,030,436,091
                                                                                                                    ---------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
      Collateral on securities loaned, at value ..................................                                      489,417,300
      Payables:
         Securities purchased ....................................................              42,363,216
         Withdrawals .............................................................               5,016,645
         Investment adviser ......................................................               1,240,783
         Other affiliates ........................................................                  33,651               48,654,295
                                                                                           ---------------
      Accrued expenses ...........................................................                                          199,681
                                                                                                                    ---------------
      Total liabilities ..........................................................                                      538,271,276
                                                                                                                    ---------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
      Net assets .................................................................                                  $ 3,492,164,815
                                                                                                                    ===============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
      Investors' capital .........................................................                                  $ 2,849,270,657
      Unrealized appreciation--net ...............................................                                      642,894,158
                                                                                                                    ---------------
      Net Assets .................................................................                                  $ 3,492,164,815
                                                                                                                    ===============
        * Identified cost for unaffiliated securities ............................                                  $ 2,842,363,751
                                                                                                                    ===============
       ** Identified cost for affiliated securities ..............................                                  $   496,063,888
                                                                                                                    ===============
        + Securities loaned, at value ............................................                                  $   467,967,223
                                                                                                                    ===============

      See Notes to Financial Statements.


24      MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2006

Statement of Operations                          Master Large Cap Core Portfolio

For the Six Months Ended April 30, 2006
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
      Dividends ..................................................................                                  $    15,280,809
      Interest from affiliates ...................................................                                          166,970
      Securities lending--net ....................................................                                          158,874
                                                                                                                    ---------------
      Total income ...............................................................                                       15,606,653
                                                                                                                    ---------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
      Investment advisory fees ...................................................         $     7,120,378
      Accounting services ........................................................                 271,190
      Custodian fees .............................................................                  73,028
      Professional fees ..........................................................                  44,922
      Trustees' fees and expenses ................................................                  42,547
      Pricing fees ...............................................................                     503
      Other ......................................................................                  30,761
                                                                                           ---------------
      Total expenses .............................................................                                        7,583,329
                                                                                                                    ---------------
      Investment income--net .....................................................                                        8,023,324
                                                                                                                    ---------------
===================================================================================================================================
Realized & Unrealized Gain--Net
-----------------------------------------------------------------------------------------------------------------------------------
      Realized gain on investments--net ..........................................                                      105,686,005
      Change in unrealized appreciation on investments--net ......................                                      283,341,088
                                                                                                                    ---------------
      Total realized and unrealized gain--net ....................................                                      389,027,093
                                                                                                                    ---------------
      Net Increase in Net Assets Resulting from Operations .......................                                  $   397,050,417
                                                                                                                    ===============

      See Notes to Financial Statements.


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2006        25

Statements of Changes in Net Assets              Master Large Cap Core Portfolio

                                                                                             For the Six                For the
                                                                                             Months Ended              Year Ended
                                                                                               April 30,               October 31,
Increase (Decrease) in Net Assets:                                                               2006                     2005
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
      Investment income--net .....................................................         $     8,023,324          $    16,926,054
      Realized gain--net .........................................................             105,686,005              185,237,400
      Change in unrealized appreciation--net .....................................             283,341,088              159,284,150
                                                                                           ----------------------------------------
      Net increase in net assets resulting from operations .......................             397,050,417              361,447,604
                                                                                           ----------------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
      Proceeds from contributions ................................................             794,862,930            1,040,896,976
      Fair value of withdrawals ..................................................            (366,447,278)            (566,946,131)
                                                                                           ----------------------------------------
      Net increase in net assets derived from capital transactions ...............             428,415,652              473,950,845
                                                                                           ----------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
      Total increase in net assets ...............................................             825,466,069              835,398,449
      Beginning of period ........................................................           2,666,698,746            1,831,300,297
                                                                                           ----------------------------------------
      End of period ..............................................................         $ 3,492,164,815          $ 2,666,698,746
                                                                                           ========================================

      See Notes to Financial Statements.

Financial Highlights                             Master Large Cap Core Portfolio

                                                              For the Six                      For the Year Ended
                                                              Months Ended                         October 31,
The following ratios have been derived from information         April 30,     ------------------------------------------------------
provided in the financial statements.                             2006           2005          2004          2003          2002
====================================================================================================================================
Total Investment Return
------------------------------------------------------------------------------------------------------------------------------------
      Total investment return ............................          14.35%+        18.35%         9.61%        25.11%        (8.13%)
                                                               =====================================================================
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
      Expenses ...........................................            .50%*          .51%          .52%          .54%          .57%
                                                               =====================================================================
      Investment income--net .............................            .53%*          .72%          .57%          .48%          .83%
                                                               =====================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period (in thousands)                 $3,492,165     $2,666,699    $1,831,300    $1,454,109    $  873,704
                                                               =====================================================================
      Portfolio turnover .................................          38.13%         93.95%       135.48%       138.73%       150.18%
                                                               =====================================================================

*     Annualized.
+     Aggregate total investment return.

      See Notes to Financial Statements.


26      MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2006

Notes to Financial Statements                    Master Large Cap Core Portfolio

1. Significant Accounting Policies:

Master Large Cap Core Portfolio (the "Portfolio") is a series of Master Large Cap Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolio, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments -- Equity securities that are held by the Portfolio that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations. Valuation of other short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Portfolio employs pricing services to provide certain securities prices for the Portfolio Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Portfolio, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Portfolio are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board of Trustees of the Trust or by the Investment Adviser using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

(b) Derivative financial instruments -- The Portfolio may engage in various portfolio investment strategies both to increase the return of the Portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Portfolio may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2006        27

Notes to Financial Statements (continued)        Master Large Cap Core Portfolio

      at a specific price or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Portfolio may purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes -- The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(e) Securities lending -- The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Where the Portfolio receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .50% of the average daily value of the Portfolio's net assets not exceeding $1 billion and .45% of average daily net assets in excess of $1 billion. FAM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an affiliate of FAM, pursuant to which MLAM U.K. provides


28      MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2006

Notes to Financial Statements (concluded)        Master Large Cap Core Portfolio

investment advisory services to FAM with respect to the Portfolio. There is no increase in the aggregate fees paid by the Portfolio for these services.

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, or its affiliates. As of April 30, 2006, the Portfolio lent securities with a value of $165,074,417 to MLPF&S or its affiliates. Pursuant to that order, the Portfolio also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by Merrill Lynch Investment Managers, L.P. ("MLIM"), an affiliate of FAM. For the six months ended April 30, 2006, MLIM, LLC received $69,922 in securities lending agent fees.

For the six months ended April 30, 2006, the Portfolio reimbursed FAM $30,607 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, MLAM U.K., ML & Co., MLIM, and/or MLIM, LLC.

In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including FAM and MLIM, to the investment management business of BlackRock, Inc. The transaction is expected to close in the third quarter of 2006.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2006 were $1,610,140,296 and $1,178,257,849, respectively.

4. Short-Term Borrowings:

The Portfolio, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .07% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Portfolio's election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Portfolio did not borrow under the credit agreement during the six months ended April 30, 2006. On November 23, 2005, the credit agreement was renewed for one year under substantially the same terms.

5. Subsequent Event:

Effective May 9, 2006, FAM has contractually agreed to implement an additional breakpoint for a portion of its investment advisory fee. For such services, the Portfolio pays a monthly fee at an annual rate of .50% of the average daily net assets not exceeding $1 billion, .45% of average daily net assets in excess of $1 billion but not exceeding $5 billion and .40% of average daily net assets in excess of $5 billion.


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2006        29

Officers and Trustees of Master Large Cap Series Trust

Robert C. Doll, Jr., President and Trustee
James H. Bodurtha, Trustee
Kenneth A. Froot, Trustee
Joe Grills, Trustee
Herbert I. London, Trustee
Roberta Cooper Ramo, Trustee
Robert S. Salomon, Jr., Trustee
Donald C. Burke, Vice President and Treasurer
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

--------------------------------------------------------------------------------
Effective January 1, 2006, Stephen B. Swensrud retired as Trustee of Master Large Cap Series Trust. The Fund's Board of Trustees wishes Mr. Swensrud well in his retirement.
--------------------------------------------------------------------------------


30      MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2006

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2006        31

[LOGO] Merrill Lynch  Investment Managers

www.mlim.ml.com

--------------------------------------------------------------------------------

Mercury Advisors

A Division of Merrill Lynch Investment Managers

www.mercury.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-637-3863; (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch Core Principal Protected Fund
Of Merrill Lynch Principal Protected Trust
Box 9011
Princeton, NJ 08543-9011

                                                                    #CPP -- 4/06

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series Trust


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series Trust

Date: June 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series Trust

Date: June 22, 2006


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series Trust

Date: June 22, 2006